VANGUARD FUNDS
                              PROSPECTUS SUPPLEMENT


The following instructions for buying shares by wire replace the instructions found in the prospectus.

Wire to:          FRB ABA 021001088
                  Marine Midland Bank, New York

For credit to:    Account:  000112046
                  Vanguard Incoming Wire Account

In favor of:      Fund number/fund name
                  [Account number, or temporary number for a new account]
                  [Registered account owner]
                  [Registered address]

                                                                PSBAN-10/05/1998